Total
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Short-Duration Bond Fund
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
Supplement dated October 30, 2020 to the
Prospectus dated February 1, 2020 and the
Summary Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective November 1, 2020, the following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 11 of the Prospectus):

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - MassMutual Premier Short-Duration Bond Fund		1 Year	5 Years	10 Years
Class R5		4.49%	2.46%	2.66%
Class I		4.61%	2.55%	2.77%
Service Class		4.36%	2.34%	2.57%
Administrative Class		4.31%	2.23%	2.48%
Class A		1.39%	1.47%	1.97%
Class R4		4.13%	2.11%	2.30%
Class R3		3.89%	1.80%	2.00%
After Taxes on Distributions | Class R5		3.11%	1.23%	1.56%
After Taxes on Distributions and Sale of Fund Shares | Class R5		2.66%	1.34%	1.61%
Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.04%	1.69%	1.56%
Bloomberg Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)		3.59%	1.40%	1.25%
[1]	Going forward, the Fund’s performance benchmark index will be the Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index rather than the Bloomberg Barclays U.S. 1-3 Year Government Bond Index because the Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE